Short-Term Borrowings (Schedule of Short-term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Demand Notes	$ 3,369	$ 3,338
Federal Home Loan Bank, Advances, Short-term	4,000	2,950
Securities Sold under Agreements to Repurchase, Gross	648	774
Other Short-term Borrowings	84	0
Short-term borrowings	$ 8,101	$ 7,062
Short-term Debt, Weighted Average Interest Rate	0.80%	0.80%
Non-derivative Cash Collateral Received from Counterparties Associated with the Repurchase Agreements.	$ 21
Unsecured Debt [Member]
Short-term Debt [Line Items]
Demand Notes	3,369	$ 3,338
Federal Home Loan Bank, Advances, Short-term	0	0
Securities Sold under Agreements to Repurchase, Gross	0	0
Other Short-term Borrowings	84	0
Short-term borrowings	3,453	3,338
Secured Debt [Member]
Short-term Debt [Line Items]
Demand Notes	0	0
Federal Home Loan Bank, Advances, Short-term	4,000	2,950
Securities Sold under Agreements to Repurchase, Gross	648	774
Other Short-term Borrowings	0	0
Short-term borrowings	4,648	$ 3,724
Secured Debt [Member] | Maturity Less than 30 Days [Member]
Short-term Debt [Line Items]
Mortgage-backed Residential Securities Sold under Agreements to Repurchase, Maturity Period	403
Secured Debt [Member] | Maturity 31 to 60 Days [Member]
Short-term Debt [Line Items]
Mortgage-backed Residential Securities Sold under Agreements to Repurchase, Maturity Period	$ 245